Jul. 01, 2019
Supplement dated November 26, 2019
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Document Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III (the Fund)	7/1/2019
Effective on or about January 10, 2020, the Fund's name is changed to Columbia Large Cap Growth Opportunity Fund. Accordingly, on such date, all references in the Prospectus and Summary Prospectus to Columbia Large Cap Growth Fund III are hereby deleted and replaced with Columbia Large Cap Growth Opportunity Fund. In addition, effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus for the above mentioned Fund is hereby revised to include the following:
Environmental, Social and Governance Investing Risk. The Fund’s consideration of issuer environmental, social and corporate governance (ESG) factors may cause the Fund to invest in, forgo investing in, or sell securities of issuers, including issuers within certain industries, sectors, regions and countries, that could negatively impact Fund performance, including relative to a benchmark or other funds without such consideration of ESG factors.
The rest of the section remains the same.